Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Earnings (Loss) From:
Continuing Operations	$ (410)	$ 2,558	[1]	$ (1,324)	$ 2,769	[1]
Discontinued Operations	(8)	59	[1]	252	59	[1]
Net Earnings (Loss)	$ (418)	$ 2,617	[1],[2]	$ (1,072)	$ 2,828	[1],[2],[3]
Basic - Weighted Average Number of Shares (millions)	1,228.8	1,113.3		1,228.8	974.1
Dilutive Effect of Cenovus NSRs	0.5			0.2
Diluted - Weighted Average Number of Shares	1,229.3	1,113.3		1,229.0	974.1
Basic and Diluted Earnings (Loss) Per Share ($)
Continuing Operations	$ (0.33)	$ 2.30	[1]	$ (1.08)	$ 2.84	[1]
Discontinued Operations	(0.01)	0.05	[1]	0.21	0.06	[1]
Net Earnings (Loss) Per Share	$ (0.34)	$ 2.35	[1]	$ (0.87)	$ 2.90	[1]

[1]	The comparative period has been restated to reflect discontinued operations as discussed in Note 8 and measurement period adjustments related to the Acquisition as discussed in Note 7.
[2]	The comparative period has been restated to reflect measurement period adjustments related to the Acquisition as discussed in Note 7.
[3]	The comparative period has been restated to reflect the measurement period adjustments related to the Acquisition as discussed in Note 7.